Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of earnings per share reconciliation
	Basic and diluted
	2018	2017	2016

Profit (loss) for the year attributed to Company's shareholders
of continued operations	2,827,650	3,856,564	(442,430)

Distribution of priority dividends attributable to:
Preferred shares class "A"	208,450	208,416
Preferred shares class "B"	303	351
	208,753	208,767

Distribution of 6% of unit value of common shares	273,840	273,827

Distribution of plus income, by class:
Common shares	1,331,513	1,915,805
Preferred shares class "A"	1,013,544	1,458,165
	2,345,057	3,373,970

Reconciliation of income available for distribution, by class (numerator):
Common shares	1,605,353	2,189,632	(251,222)
Preferred shares class "A"	1,221,994	1,666,581	(191,208)
Preferred shares class "B"	303	351
	2,827,650	3,856,564	(442,430)

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	343,808,699	343,775,864	343,771,165
Preferred shares class "B"	512,660	578,330
	795,990,011	796,022,846	795,439,817

Profit (loss) per share (in R$)
Common shares	3.5543	4.8479	(0.5562)
Preferred shares class "A"	3.5543	4.8479	(0.5562)
Preferred shares class "B"	0.5910	0.6069

				2018
			Preferred shares
		Class "A"		Class "B"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of year	343,775,864	343,775,864	578,330	578,330

Conversion of preferred shares class "B" to "A"	39,050	32,835	(78,100)	(65,670)

Amount at the end of the year	343,814,914	343,808,699	500,230	512,660

				2016
				Preferred shares
				Preferred shares Class "A"
			Outstanding	Weighted
			shares	average

Amount at beginning of year			343,768,220	343,768,220

Conversion of preferred shares class "B" to "A"			7,644	2,945

Amount at the end of the year			343,775,864	343,771,165